CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($) $ in Millions	Total	Common stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Increase (decrease) in equity
Cumulative effect of change in accounting principle				$ 314
Cumulative effect of change in accounting principle | Adjustments for New Accounting Pronouncement	$ (238)
Balance, beginning of year at Dec. 31, 2017			$ 2,024	3,981	$ 845
Increase (decrease) in equity
Gain on reinsurance with an affiliate			0
Net income	365			365
Dividends				(250)
Change in unrealized net capital gains and losses	(354)				(354)
Change in unrealized foreign currency translation adjustments	0				0
Balance, end of year at Dec. 31, 2018	6,692	$ 5	2,024	4,410	253
Increase (decrease) in equity
Gain on reinsurance with an affiliate			0
Net income	530			530
Dividends				(75)
Change in unrealized net capital gains and losses	679				679
Change in unrealized foreign currency translation adjustments	(17)				(17)
Balance, end of year at Dec. 31, 2019	7,809	5	2,024	4,865	915
Balance, end of year (Adjustments for New Accounting Pronouncement) at Dec. 31, 2019				(49)
Increase (decrease) in equity
Cumulative effect of change in accounting principle	11
Cumulative effect of change in accounting principle | Adjustments for New Accounting Pronouncement				(49)
Gain on reinsurance with an affiliate			59
Net income	136			136
Dividends				0
Change in unrealized net capital gains and losses	282				282
Change in unrealized foreign currency translation adjustments	10				10
Balance, end of year at Dec. 31, 2020	$ 8,247	$ 5	$ 2,083	$ 4,952	$ 1,207